UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
ANNUAL REPORT

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

For the fiscal year ended June 30, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Maturity

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

14	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Supplemental Information to Shareholders

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund
Annual Report

For the fiscal year ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this annual report for Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the fiscal year ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2	See Notes to Financial Statements.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/15 –
	1/1/15	6/30/15	6/30/15

Class A
Actual	$1,000.00	$1,000.10	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.35
Class B
Actual	$1,000.00	$1,000.00	$0.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45
Class C
Actual	$1,000.00	$1,000.10	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.35
Class I
Actual	$1,000.00	$1,000.10	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.35

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.07% for Classes A, C, and I and 0.09% for Class B) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Maturity

June 30, 2015

Days	%*
1 – 30 days	39.47%
31 – 60 days	19.07%
61 – 90 days	20.74%
91 – 120 days	11.34%
Over 120 days	9.38%
Total	100.00%

* Represents percent of total investments.

See Notes to Financial Statements.	3

Schedule of Investments

June 30, 2015

Investments	Yield	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 82.02%
Federal Home Loan Bank	0.041%	7/17/2015	$19,000	$18,999,662
Federal Home Loan Bank	0.051%	7/24/2015	12,000	11,999,617
Federal Home Loan Bank	0.071%	7/31/2015	17,000	16,999,008
Federal Home Loan Bank	0.082%	9/2/2015	7,000	6,999,008
Federal Home Loan Bank	0.083%	7/24/2015	17,000	16,999,109
Federal Home Loan Bank	0.091%	8/19/2015	6,700	6,699,179
Federal Home Loan Bank	0.091%	9/16/2015	8,000	7,998,460
Federal Home Loan Bank	0.094%	8/26/2015	18,000	17,997,396
Federal Home Loan Bank	0.101%	9/8/2015	3,000	2,999,425
Federal Home Loan Bank	0.112%	10/30/2015	4,000	3,998,521
Federal Home Loan Bank	0.128%	8/5/2015	15,000	14,998,162
Federal Home Loan Bank	0.132%	10/7/2015	9,000	8,996,815
Federal Home Loan Bank	0.132%	10/30/2015	6,500	6,497,160
Federal Home Loan Bank	0.134%	8/12/2015	20,000	19,996,920
Federal Home Loan Bank	0.135%	8/12/2015	10,000	9,998,448
Federal Home Loan Bank	0.143%	11/4/2015	7,400	7,396,348
Federal Home Loan Bank	0.147%	11/20/2015	3,000	2,998,284
Federal Home Loan Bank	0.154%	10/2/2015	10,000	9,996,073
Federal Home Loan Bank	0.155%	11/20/2015	7,000	6,995,776
Federal Home Loan Bank	0.167%	12/4/2015	15,000	14,989,275
Federal Home Loan Mortgage Corp.	0.051%	7/10/2015	8,000	7,999,900
Federal Home Loan Mortgage Corp.	0.058%	9/16/2015	17,000	16,997,927
Federal Home Loan Mortgage Corp.	0.061%	7/6/2015	6,000	5,999,950
Federal Home Loan Mortgage Corp.	0.061%	9/9/2015	6,000	5,999,300
Federal Home Loan Mortgage Corp.	0.066%	7/6/2015	5,000	4,999,955
Federal Home Loan Mortgage Corp.	0.071%	9/9/2015	13,000	12,998,231
Federal Home Loan Mortgage Corp.	0.081%	10/2/2015	14,000	13,997,107
Federal Home Loan Mortgage Corp.	0.091%	9/2/2015	15,000	14,997,637
Federal Home Loan Mortgage Corp.	0.107%	10/13/2015	13,000	12,996,057
Federal Home Loan Mortgage Corp.	0.112%	8/7/2015	3,000	2,999,661
Federal Home Loan Mortgage Corp.	0.117%	8/21/2015	3,000	2,999,511
Federal Home Loan Mortgage Corp.	0.126%	8/7/2015	24,000	23,996,941
Federal Home Loan Mortgage Corp.	0.152%	12/17/2015	5,000	4,996,479
Federal National Mortgage Assoc.	0.051%	9/16/2015	18,000	17,998,075
Federal National Mortgage Assoc.	0.051%	9/18/2015	11,000	10,998,793
Federal National Mortgage Assoc.	0.061%	7/2/2015	6,000	5,999,990
Federal National Mortgage Assoc.	0.066%	7/8/2015	6,000	5,999,924
Federal National Mortgage Assoc.	0.066%	9/16/2015	14,000	13,998,054

4	See Notes to Financial Statements.

Schedule of Investments (continued)

June 30, 2015

Investments	Yield	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES (continued)
Federal National Mortgage Assoc.	0.068%	7/8/2015	$13,000	$12,999,831
Federal National Mortgage Assoc.	0.076%	7/1/2015	7,000	7,000,000
Federal National Mortgage Assoc.	0.076%	7/8/2015	4,000	3,999,942
Federal National Mortgage Assoc.	0.096%	10/1/2015	10,000	9,997,572
Federal National Mortgage Assoc.	0.101%	7/1/2015	9,000	9,000,000
Federal National Mortgage Assoc.	0.101%	7/8/2015	6,000	5,999,883
Federal National Mortgage Assoc.	0.111%	9/2/2015	2,000	1,999,619
Federal National Mortgage Assoc.	0.112%	8/26/2015	1,000	999,829
Federal National Mortgage Assoc.	0.114%	9/2/2015	6,000	5,998,824
Federal National Mortgage Assoc.	0.127%	10/7/2015	14,000	13,995,236
Federal National Mortgage Assoc.	0.132%	9/9/2015	8,000	7,997,978
Federal National Mortgage Assoc.	0.132%	11/4/2015	4,000	3,998,180
Federal National Mortgage Assoc.	0.137%	7/8/2015	14,000	13,999,633
Federal National Mortgage Assoc.	0.137%	11/4/2015	3,000	2,998,583
Federal National Mortgage Assoc.	0.137%	11/18/2015	3,000	2,998,425
Total Government Sponsored Enterprises Securities (cost $505,509,673)				505,509,673

See Notes to Financial Statements.	5

Schedule of Investments (concluded)

June 30, 2015

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 18.09%

Repurchase Agreements
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $11,700,000 of U.S. Treasury Note at 1.50% due 10/31/2019; value: $11,729,250; proceeds: $11,494,639	$11,495	$11,494,639
Repurchase Agreement dated 6/30/2015, 0.07% due 7/1/2015 with J.P. Morgan Chase & Co. collateralized by $96,323,000 of Federal National Mortgage Assoc. at 5.057% due 12/8/2028; value: $102,477,159; proceeds: $100,000,194	100,000	100,000,000
Total Repurchase Agreements (cost $111,494,639)		111,494,639
Total Investments in Securities 100.11% (cost $617,004,312)*		617,004,312
Liabilities in Excess of Other Assets (0.11%)		(669,997)
Net Assets 100.00%		$616,334,315

*	Cost for Federal income tax purposes is $617,004,312. Weighted average maturity of investments: 50 days.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$505,509,673	$–	$505,509,673
Repurchase Agreements	–	111,494,639	–	111,494,639
Total	$–	$617,004,312	$–	$617,004,312

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	There were no level transfers during the fiscal year ended June 30, 2015.

6	See Notes to financial statements.

Statement of Assets and Liabilities

June 30, 2015

ASSETS:
Investments in securities, at cost and fair value	$505,509,673
Investments in repurchase agreements, at cost and fair value	111,494,639
Receivables:
Capital shares sold	2,171,002
From advisor (See Note 3)	45,561
Interest	194
Prepaid expenses	43,755
Total assets	619,264,824
LIABILITIES:
Payables:
Capital shares reacquired	2,537,018
Directors’ fees	160,426
12b-1 distribution plan	67,925
Distributions payable	9,363
Accrued expenses	155,777
Total liabilities	2,930,509
NET ASSETS	$616,334,315
COMPOSITION OF NET ASSETS:
Paid-in capital	$616,328,509
Undistributed net investment income	259
Accumulated net realized gain on investments	5,547
Net Assets	$616,334,315
Net assets by class:
Class A Shares	$522,384,878
Class B Shares	$5,242,856
Class C Shares	$65,595,707
Class I Shares	$23,110,874
Outstanding shares by class:
Class A Shares (2 billion shares of common stock authorized, $.001 par value)	522,379,780
Class B Shares (400 million shares of common stock authorized, $.001 par value)	5,242,688
Class C Shares (500 million shares of common stock authorized, $.001 par value)	65,595,310
Class I Shares (100 million shares of common stock authorized, $.001 par value)	23,110,791
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.	7

Statement of Operations

For the Year Ended June 30, 2015

Investment income:
Interest and other	$464,367
Expenses:
Management fee	2,759,278
12b-1 distribution plan-Class B	51,174
Shareholder servicing	789,679
Fund administration	238,428
Registration	102,510
Reports to shareholders	49,701
Professional	45,242
Directors’ fees	21,198
Custody	10,796
Other	30,135
Gross expenses	4,098,141
Expense reductions (See Note 7)	(448)
Management fee waived and expenses reimbursed (See Note 3)	(3,701,489)
12b-1 distribution plan-Class B reimbursed (See Note 3)	(49,809)
Net expenses	346,395
Net investment income	117,972
Net Increase in Net Assets Resulting From Operations	$117,972

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	June 30, 2015	June 30, 2014
Operations:
Net investment income	$117,972	$134,825
Net increase in net assets resulting from operations	117,972	134,825
Distributions to shareholders from:
Net investment income
Class A	(103,944)	(119,913)
Class C	(9,861)	(11,824)
Class I	(4,167)	(3,088)
Total distributions to shareholders	(117,972)	(134,825)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	949,525,430	1,024,703,216
Reinvestment of distributions	106,412	124,191
Cost of shares reacquired	(889,098,761)	(1,246,553,065)
Net increase (decrease) in net assets resulting from capital share transactions	60,533,081	(221,725,658)
Net increase (decrease) in net assets	60,533,081	(221,725,658)
NET ASSETS:
Beginning of year	$555,801,234	$777,526,892
End of year	$616,334,315	$555,801,234
Undistributed net investment income	$259	$259

See Notes to Financial Statements.	9

Financial Highlights

	Class A Shares
	Year Ended 6/30
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	– (b)	– (b)	– (b)	– (b)	– (b)
Net realized and unrealized gain	–	–	– (b)	– (b)	–
Total from investment operations	– (b)	– (b)	– (b)	– (b)	– (b)
Distributions to shareholders from:
Net investment income	– (b)	– (b)	– (b)	– (b)	– (b)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.02%	.02%	.02%	.02%	.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.06%	.06%	.11%	.06%	.14%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.06%	.06%	.11%	.06%	.14%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68%	.66%	.68%	.66%	.68%
Net investment income	.02%	.02%	.02%	.02%	.02%

Supplemental Data:
Net assets, end of year (000)	$522,385	$485,799	$687,458	$538,523	$539,205

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

10	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 6/30
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net realized and unrealized gain	–	–	– (a)	– (a)	–
Total from investment operations	–	–	– (a)	– (a)	–
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	.00%	.00%	.00%	.00%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.08%	.08%	.13%	.08%	.16%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.08%	.08%	.13%	.08%	.16%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.43%	1.41%	1.43%	1.41%	1.43%

Supplemental Data:
Net assets, end of year (000)	$5,243	$8,051	$13,682	$16,456	$23,172

(a)	Amount is less than $.01.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	11

Financial Highlights (continued)

	Class C Shares
	Year Ended 6/30
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	– (b)	– (b)	– (b)	– (b)	– (b)
Net realized and unrealized gain	–	–	– (b)	– (b)	–
Total from investment operations	– (b)	– (b)	– (b)	– (b)	– (b)
Distributions to shareholders from:
Net investment income	– (b)	– (b)	– (b)	– (b)	– (b)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.02%	.02%	.02%	.02%	.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.06%	.06%	.11%	.06%	.14%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.06%	.06%	.11%	.06%	.14%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68%	.66%	.68%	.66%	.68%
Net investment income	.02%	.02%	.02%	.02%	.02%

Supplemental Data:
Net assets, end of year (000)	$65,596	$42,018	$62,773	$45,710	$38,965

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

12	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Year Ended 6/30
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	– (b)	– (b)	– (b)	– (b)	– (b)
Net realized and unrealized gain	–	–	– (b)	– (b)	–
Total from investment operations	– (b)	– (b)	– (b)	– (b)	– (b)
Distributions to shareholders from:
Net investment income	– (b)	– (b)	– (b)	– (b)	– (b)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.02%	.02%	.02%	.02%	.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.06%	.06%	.11%	.06%	.14%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.06%	.06%	.11%	.06%	.14%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68%	.66%	.68%	.66%	.68%
Net investment income	.02%	.02%	.02%	.02%	.02%

Supplemental Data:
Net assets, end of year (000)	$23,111	$19,934	$13,613	$12,219	$9,846

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	13

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund has four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A or Class C shares acquired through an exchange; and Class B shares redeemed before the sixth anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Notes to Financial Statements (continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended June 30, 2012 through June 30, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the fiscal year ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Lord Abbett voluntarily waived the Fund’s management fee and administrative services fee, and reimbursed a portion of the Fund’s other expenses to the extent necessary to maintain a .02% annualized distribution yield for Class A, C and I shares and a .00% annualized distribution yield for Class B shares. Accordingly, for the fiscal year ended June 30, 2015, Lord Abbett waived its entire management fee and administrative services fee of $2,759,278 and $238,428, respectively, and reimbursed other expenses of $703,783. In addition, Lord Abbett Distributor LLC (the “Distributor”) voluntarily reimbursed Class B 12b-1 distribution fees of $49,809 in order to maintain a .00% annualized distribution yield, as described above.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor, an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C
Service	–	–	–
Distribution	–	.75%	–

Class I shares do not have a distribution plan.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended June 30, 2015 and 2014 was as follows:

	Year Ended 6/30/2015	Year Ended 6/30/2014
Distributions paid from:
Ordinary income	$117,972	$134,825
Total distributions paid	$117,972	$134,825

5.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$111,494,639	$ –	$111,494,639
Total	$111,494,639	$ –	$111,494,639

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$11,494,639	$ –	$ –	$(11,494,639)	$ –
J.P. Morgan Chase	100,000,000	–	–	(100,000,000)	–
Total	$111,494,639	$ –	$ –	$(111,494,639)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

Notes to Financial Statements (continued)

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

9.	INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund’s performance.

Notes to Financial Statements (continued)

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended June 30, 2015		Year Ended June 30, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	831,946,974	$831,946,974	940,914,368	$940,914,369
Converted from Class B*	1,418,826	1,418,826	1,267,099	1,267,099
Reinvestment of distributions	96,534	96,534	113,113	113,113
Shares reacquired	(796,876,161)	(796,876,163)	(1,143,953,874)	(1,143,953,877)
Increase (decrease)	36,586,173	$36,586,171	(201,659,294)	$(201,659,296)

Class B Shares
Shares sold	2,699,012	$2,699,012	3,239,500	$3,239,500
Shares reacquired	(4,088,015)	(4,088,015)	(7,604,044)	(7,604,044)
Converted to Class A*	(1,418,826)	(1,418,826)	(1,267,096)	(1,267,099)
Decrease	(2,807,829)	$(2,807,829)	(5,631,640)	$(5,631,643)

Class C Shares
Shares sold	83,692,249	$83,692,248	58,183,692	$58,183,692
Reinvestment of distributions	9,705	9,705	10,969	10,969
Shares reacquired	(60,124,336)	(60,124,336)	(78,950,015)	(78,950,015)
Increase (decrease)	23,577,618	$23,577,617	(20,755,354)	$(20,755,354)

Class I Shares
Shares sold	31,187,196	$31,187,196	22,365,655	$22,365,655
Reinvestment of distributions	173	173	109	109
Shares reacquired	(28,010,247)	(28,010,247)	(16,045,129)	(16,045,129)
Increase	3,177,122	$3,177,122	6,320,635	$6,320,635

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

11.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Notes to Financial Statements (concluded)

12.	RECENT REGULATORY DEVELOPMENT

On July 23, 2014, the U.S. Securities and Exchange Commission approved certain rule amendments that govern money market funds, which include the Fund. Among other things, the rule amendments generally permit (and under certain circumstances require) money market funds to impose a liquidity fee of up to 2% and to temporarily suspend redemptions (known as the “redemption gate”) if weekly liquidity levels fall below a required regulatory threshold. The applicability of certain of the rule amendments hinges on whether a money market fund meets the definition of a government money market fund or a retail money market fund. Under the rule amendments, a government money market fund is defined as a money market fund that invests 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements collateralized fully in cash or U.S. government securities. The Fund currently intends to continue to invest, under normal circumstances, substantially all of its assets in a manner consistent with the rule amendments definition of a government money market fund. The Fund’s management currently is evaluating the amendments and the manner in which it intends to comply with any new applicable requirements prior to the mandatory compliance dates, which are staggered through 2016. The Fund’s management currently does not expect the rule amendments to have a significant impact on the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. as of June 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

August 21, 2015

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990

Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 - 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 - 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 - 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 - 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 2000	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Kewjin Yuoh (1971)	Executive Vice President	Elected in 2011	Partner and Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President - Director of Fundamental Research and Senior Portfolio Manager at Alliance Bernstein, LLP (2003 - 2010).

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC and Associate at Willkie Farr & Gallagher LLP.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 - 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information For foreign shareholders, all of the ordinary income distributions paid by the Fund during the fiscal year ended June 30, 2015 represent interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.	LAMM-2 (08/15)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended June 30, 2015 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2015 and 2014 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2015	2014
Audit Fees {a}	$32,700	$32,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$32,700	$32,000

Tax Fees {b}	4,589	4,364
All Other Fees	- 0 -	- 0 -

Total Fees	$37,289	$36,364

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended June 30, 2015 and 2014 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

• any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

• any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended June 30, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees {a}	$170,000	$185,734

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended June 30, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015